Vanguard Explorer Value Fund N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Explorer Value™ FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Scottsdale Funds has approved amending the investment strategy for Vanguard Explorer Value Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in the stocks of small and mid-size U.S. companies considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that an advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in value stocks.For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund. Vanguard Mortgage-Backed Securities Index FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Scottsdale Funds has approved amending the investment strategy for Vanguard Mortgage-Backed Securities Index Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”).A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the Index Provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.